Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2011
Components Of Comprehensive Income

	Year Ended December 31,
	2011	2010	2009
Net income	$96,343	$64,187	$62,911
Unrealized holding losses on derivative activities	—	—	(506)
Reclassification adjustment for derivative activities	334	1,804	3,356

Comprehensive income	$96,677	$65,991	$65,761